Expense Example ((Strategic Income Opportunities Fund), USD $)	0 Months Ended
Jul. 01, 2014
(Strategic Income Opportunities Fund - Classes AC) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 514
Expense Example, with Redemption, 3 Years	760
Expense Example, with Redemption, 5 Years	1,025
Expense Example, with Redemption, 10 Years	1,783
(Strategic Income Opportunities Fund - Classes AC) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	289
Expense Example, with Redemption, 3 Years	593
Expense Example, with Redemption, 5 Years	1,023
Expense Example, with Redemption, 10 Years	2,219
(Strategic Income Opportunities Fund - Class I) | Class I
Expense Example:
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	279
Expense Example, with Redemption, 5 Years	486
Expense Example, with Redemption, 10 Years	1,082
(Strategic Income Opportunities Fund - Class NAV) | Class NAV
Expense Example:
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	228
Expense Example, with Redemption, 5 Years	399
Expense Example, with Redemption, 10 Years	893
(Strategic Income Opportunities Fund - Class R2) | Class R2
Expense Example:
Expense Example, with Redemption, 1 Year	123
Expense Example, with Redemption, 3 Years	668
Expense Example, with Redemption, 5 Years	1,239
Expense Example, with Redemption, 10 Years	2,794
(Strategic Income Opportunities Fund - Class R6) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	1,399
Expense Example, with Redemption, 5 Years	2,689
Expense Example, with Redemption, 10 Years	$ 5,751